Schedule of Marketing Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Stock based compensation	$ 485	$ 1,682
Total marketing expenses	220	822
Selling and Marketing Expense [Member]
Salaries and related expenses	3
Professional expenses	2	153
Other expenses		10
Stock based compensation	215	659
Total marketing expenses	$ 220	$ 822